UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
February 28, 2019
MFS®  Government Markets Income Trust

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.5%
U.S. Bonds – 88.2%
Asset-Backed & Securitized – 2.7%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.947% (LIBOR - 3mo. + 1.16%), 7/15/2026 (n)	$484,549	$ 484,476
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	291,867	292,066
Chesapeake Funding II LLC, 2018-3A, “A1”, 3.39%, 1/15/2031 (n)	400,000	402,708
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	327,000	326,662
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	292,470	290,934
Loomis, Sayles & Co., CLO, “A2”, FLR, 4.179% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	429,010	422,852
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.261% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	452,738	446,529
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	59,686	59,673
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.869%, 12/15/2051 (i)	1,685,720	108,818
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.987% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	383,677	377,585
TICP CLO Ltd., FLR, 3.601% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)	538,454	534,008
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	279,000	276,947
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.958%, 1/15/2052 (i)(n)	999,103	73,422
		$ 4,096,680
Building – 0.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$82,000	$ 83,335
Business Services – 0.2%
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	$271,000	$ 271,967
Cable TV – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$242,000	$ 250,827
Time Warner Cable, Inc., 8.25%, 4/01/2019	1,000,000	1,004,034
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	83,990
		$ 1,338,851
Chemicals – 0.2%
Sherwin Williams Co., 2.75%, 6/01/2022	$345,000	$ 339,292
Computer Software – 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$124,000	$ 124,879
Computer Software - Systems – 0.3%
Apple, Inc., 3.25%, 2/23/2026	$400,000	$ 399,865
Apple, Inc., 4.375%, 5/13/2045	121,000	125,439
		$ 525,304
Conglomerates – 0.4%
United Technologies Corp., 3.95%, 8/16/2025	$625,000	$ 637,471
Food & Beverages – 1.1%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$167,000	$ 167,980
Constellation Brands, Inc., 4.65%, 11/15/2028	1,500,000	1,540,540
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	36,846
		$ 1,745,366
Insurance – 0.1%
American International Group, Inc., 4.7%, 7/10/2035	$108,000	$ 104,552
Insurance - Health – 0.5%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$672,000	$ 730,426
Insurance - Property & Casualty – 0.1%
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	$99,000	$ 97,230

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$625,000	$ 624,609
Major Banks – 0.4%
Bank of America Corp., 3.004%, 12/20/2023	$183,000	$ 180,606
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	446,000	450,086
		$ 630,692
Medical & Health Technology & Services – 0.6%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$179,000	$ 175,249
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	99,473
Montefiore Obligated Group, 5.246%, 11/01/2048	614,000	641,435
		$ 916,157
Midstream – 0.7%
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	$1,000,000	$ 1,034,358
Mortgage-Backed – 46.8%
Fannie Mae, 5.5%, 5/01/2019 - 3/01/2038	$2,412,187	$ 2,622,580
Fannie Mae, 6%, 7/01/2021 - 7/01/2037	731,377	803,028
Fannie Mae, 2.152%, 1/25/2023	401,000	392,151
Fannie Mae, 2.41%, 5/01/2023	123,369	121,962
Fannie Mae, 2.55%, 5/01/2023	106,068	105,420
Fannie Mae, 2.59%, 5/01/2023	67,283	66,973
Fannie Mae, 3.78%, 10/01/2023	61,956	64,450
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	6,813,797	6,850,482
Fannie Mae, 2.7%, 7/01/2025	200,000	196,748
Fannie Mae, 3.43%, 6/01/2026	191,953	196,583
Fannie Mae, 3.59%, 9/01/2026	70,990	73,427
Fannie Mae, 2.28%, 11/01/2026	73,948	70,582
Fannie Mae, 2.597%, 12/25/2026	729,000	701,107
Fannie Mae, 3.043%, 3/25/2028	363,000	357,486
Fannie Mae, 3.23%, 1/01/2029	193,576	192,705
Fannie Mae, 4.96%, 6/01/2030	116,914	129,894
Fannie Mae, 6.5%, 5/01/2031 - 2/01/2037	458,638	513,730
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	4,304,133	4,257,974
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	481,086	515,010
Fannie Mae, 4.5%, 1/01/2040 - 4/01/2044	4,504,893	4,730,287
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	9,786,272	10,062,099
Fannie Mae, 2%, 5/25/2044 - 4/25/2046	417,640	401,230
Fannie Mae, TBA, 2.5%, 3/01/2034	225,000	220,658
Fannie Mae, TBA, 3.5%, 3/01/2034	800,000	812,797
Freddie Mac, 2.456%, 8/25/2019	187,710	187,252
Freddie Mac, 4.186%, 8/25/2019	600,000	601,284
Freddie Mac, 3.808%, 8/25/2020	219,000	221,292
Freddie Mac, 3.034%, 10/25/2020	288,096	288,486
Freddie Mac, 2.856%, 1/25/2021	397,377	397,146
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	354,600	388,742
Freddie Mac, 2.455%, 3/25/2022	267,260	265,506
Freddie Mac, 2.716%, 6/25/2022	399,000	397,528
Freddie Mac, 2.355%, 7/25/2022	500,000	493,465
Freddie Mac, 2.51%, 11/25/2022	496,000	491,001
Freddie Mac, 3.32%, 2/25/2023	433,000	441,149
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	1,034,471	1,049,623
Freddie Mac, 3.06%, 7/25/2023	294,000	296,225
Freddie Mac, 3.458%, 8/25/2023	367,000	375,544
Freddie Mac, 0.882%, 4/25/2024 (i)	4,353,018	159,110

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.608%, 7/25/2024 (i)	$4,773,995	$ 131,940
Freddie Mac, 3.064%, 8/25/2024	489,568	492,356
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	844,103	886,486
Freddie Mac, 2.67%, 12/25/2024	827,000	814,410
Freddie Mac, 2.811%, 1/25/2025	642,000	636,038
Freddie Mac, 3.329%, 5/25/2025	928,000	944,741
Freddie Mac, 3.01%, 7/25/2025	225,000	224,904
Freddie Mac, 2.745%, 1/25/2026	629,000	617,009
Freddie Mac, 2.673%, 3/25/2026	900,000	878,092
Freddie Mac, 3.224%, 3/25/2027	575,000	577,403
Freddie Mac, 3.117%, 6/25/2027	420,000	418,330
Freddie Mac, 0.578%, 7/25/2027 (i)	8,590,923	362,340
Freddie Mac, 3.194%, 7/25/2027	616,000	615,813
Freddie Mac, 0.436%, 8/25/2027 (i)	6,782,744	216,632
Freddie Mac, 3.187%, 9/25/2027	449,000	448,738
Freddie Mac, 3.286%, 11/25/2027	613,000	616,065
Freddie Mac, 3.444%, 12/25/2027	203,000	206,418
Freddie Mac, 0.291%, 1/25/2028 (i)	12,244,689	305,543
Freddie Mac, 0.303%, 1/25/2028 (i)	5,041,553	128,757
Freddie Mac, 0.134%, 2/25/2028 (i)	14,214,888	188,116
Freddie Mac, 0.12%, 4/25/2028 (i)	9,094,355	112,849
Freddie Mac, 3.85%, 5/25/2028	403,000	421,846
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	414,340	450,646
Freddie Mac, 6.5%, 5/01/2037	81,947	90,314
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	522,202	536,038
Freddie Mac, 3.5%, 11/01/2037 - 1/01/2047	7,420,871	7,472,933
Freddie Mac, 3%, 1/01/2038 - 11/01/2046	4,517,895	4,440,133
Freddie Mac, 5%, 4/01/2040 - 7/01/2041	1,572,806	1,686,031
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	831,814	909,990
Ginnie Mae, 4%, 8/15/2040 - 4/20/2041	138,251	143,083
Ginnie Mae, 4.5%, 9/20/2041	148,241	155,598
Ginnie Mae, 3.5%, 4/15/2042 - 10/20/2048	2,224,988	2,254,884
Ginnie Mae, 2.5%, 6/20/2042	20,000	18,096
Ginnie Mae, 3%, 9/20/2047 - 10/20/2048	2,635,378	2,603,617
Ginnie Mae, 6.158%, 4/20/2058	12,227	12,791
Ginnie Mae, 0.66%, 2/16/2059 (i)	539,018	31,767
		$ 71,563,463
Municipals – 2.0%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$1,182,000	$ 1,017,442
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	45,921
State of California (Build America Bonds), 7.6%, 11/01/2040	925,000	1,382,098
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	450,000	550,539
		$ 2,996,000
Oils – 0.1%
Valero Energy Corp., 4.9%, 3/15/2045	$130,000	$ 132,348
Pharmaceuticals – 0.1%
Gilead Sciences, Inc., 4.5%, 2/01/2045	$82,000	$ 79,098
Restaurants – 0.5%
Starbucks Corp., 3.8%, 8/15/2025	$800,000	$ 811,825
Supranational – 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$158,000	$ 183,532

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Tobacco – 0.5%
Altria Group, Inc., 9.25%, 8/06/2019	$55,000	$ 56,392
Altria Group, Inc., 4.4%, 2/14/2026	63,000	63,553
Reynolds American, Inc., 8.125%, 6/23/2019	583,000	591,927
Reynolds American, Inc., 4%, 6/12/2022	79,000	79,982
		$ 791,854
Transportation - Services – 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$34,000	$ 33,963
U.S. Government Agencies and Equivalents – 2.2%
AID-Tunisia, 2.452%, 7/24/2021	$235,000	$ 233,994
AID-Ukraine, 1.844%, 5/16/2019	444,000	443,437
AID-Ukraine, 1.847%, 5/29/2020	330,000	327,394
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	443,000	442,248
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	418,000	417,046
Private Export Funding Corp., 2.25%, 3/15/2020	86,000	85,703
Private Export Funding Corp., 2.3%, 9/15/2020	360,000	357,414
Small Business Administration, 6.35%, 4/01/2021	18,284	18,656
Small Business Administration, 6.34%, 5/01/2021	22,885	23,315
Small Business Administration, 6.44%, 6/01/2021	26,704	27,369
Small Business Administration, 6.625%, 7/01/2021	25,763	26,410
Small Business Administration, 5.52%, 6/01/2024	61,665	64,103
Small Business Administration, 2.21%, 2/01/2033	177,713	171,111
Small Business Administration, 2.22%, 3/01/2033	304,830	294,536
Small Business Administration, 3.15%, 7/01/2033	254,957	255,494
Small Business Administration, 3.62%, 9/01/2033	242,248	248,141
		$ 3,436,371
U.S. Treasury Obligations – 26.7%
U.S. Treasury Bonds, 5.25%, 2/15/2029	$48,000	$ 58,506
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	425,565
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,338,000	2,846,972
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	5,097,100	6,307,860
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	457,882
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	1,638,033
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,017,000	3,595,215
U.S. Treasury Bonds, 2.875%, 11/15/2046	4,322,000	4,154,354
U.S. Treasury Bonds, TIPS, 0.375%, 1/15/2027	1,587,116	1,543,719
U.S. Treasury Notes, 2%, 1/31/2020	2,250,000	2,239,014
U.S. Treasury Notes, 1.75%, 5/15/2022	1,751,000	1,710,782
U.S. Treasury Notes, 1.75%, 9/30/2022	6,200,000	6,040,398
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	582,995
U.S. Treasury Notes, 2.5%, 5/15/2024	2,752,000	2,746,087
U.S. Treasury Notes, 2.875%, 7/31/2025	3,100,000	3,150,617
U.S. Treasury Notes, 2%, 8/15/2025	98,000	94,505
U.S. Treasury Notes, 2%, 11/15/2026	3,271,000	3,124,444
		$ 40,716,948
Utilities - Electric Power – 0.4%
FirstEnergy Corp., 3.9%, 7/15/2027	$694,000	$ 687,470
Total U.S. Bonds		$ 134,734,041
Foreign Bonds – 11.3%
Australia – 0.0%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$16,000	$ 15,904

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Brazil – 0.2%
Federative Republic of Brazil, 5.625%, 1/07/2041		$162,000	$ 162,245
Vale Overseas Ltd., 6.875%, 11/10/2039		165,000	180,881
			$ 343,126
Chile – 0.6%
Engie Energia Chile S.A., 5.625%, 1/15/2021		$566,000	$ 585,680
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		200,000	202,250
Transelec S.A., 4.25%, 1/14/2025		200,000	199,252
			$ 987,182
China – 0.6%
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)		$226,000	$ 230,743
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		690,000	709,783
			$ 940,526
France – 0.3%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)		$395,000	$ 389,288
India – 0.5%
Export-Import Bank of India, 3.375%, 8/05/2026		$416,000	$ 390,183
NTPC Ltd., 4.25%, 2/26/2026		398,000	389,984
			$ 780,167
Indonesia – 0.3%
PT Perusahaan Listrik Negara, 5.375%, 1/25/2029 (n)		$450,000	$ 466,065
Italy – 0.2%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)		$366,000	$ 355,515
Japan – 4.4%
Government of Japan, 0%, 3/11/2019	JPY	50,000,000	$ 448,581
Government of Japan, 0%, 3/18/2019		360,000,000	3,229,878
Government of Japan, 0%, 4/04/2019		340,000,000	3,050,730
			$ 6,729,189
Kazakhstan – 0.1%
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)		$201,000	$ 216,831
Mexico – 1.6%
Comision Federal de Electricidad, 4.875%, 5/26/2021		$277,000	$ 281,158
Petroleos Mexicanos, 6%, 3/05/2020		129,000	131,241
Petroleos Mexicanos, 5.5%, 1/21/2021		130,000	131,657
Petroleos Mexicanos, 4.625%, 9/21/2023		53,000	50,586
Petroleos Mexicanos, 4.875%, 1/18/2024		95,000	90,763
Petroleos Mexicanos, 4.25%, 1/15/2025		15,000	13,560
Petroleos Mexicanos, 6.5%, 1/23/2029		392,000	372,949
Petroleos Mexicanos, 5.5%, 6/27/2044		12,000	9,472
Petroleos Mexicanos, 5.625%, 1/23/2046		23,000	17,997
Petroleos Mexicanos, 6.75%, 9/21/2047		21,000	18,250
Southern Copper Corp., 5.875%, 4/23/2045		80,000	85,813
United Mexican States, 3.625%, 3/15/2022		1,164,000	1,170,414
			$ 2,373,860

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Netherlands – 0.8%
ING Bank N.V., 5.8%, 9/25/2023 (n)	$769,000	$ 819,316
ING Groep N.V., 3.15%, 3/29/2022	350,000	347,758
		$ 1,167,074
Panama – 0.1%
Republic of Panama, 3.875%, 3/17/2028	$213,000	$ 216,621
Peru – 0.5%
El Fondo Mivivienda S.A., 3.5%, 1/31/2023	$226,000	$ 224,081
Peru LNG, 5.375%, 3/22/2030 (n)	200,000	204,610
Republic of Peru, 8.75%, 11/21/2033	180,000	273,150
		$ 701,841
Romania – 0.1%
Republic of Romania, 4.375%, 8/22/2023 (n)	$36,000	$ 36,803
Republic of Romania, 4.875%, 1/22/2024 (n)	58,000	60,862
		$ 97,665
United Kingdom – 0.7%
B.A.T Capital Corp., 2.764%, 8/15/2022	$438,000	$ 426,566
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	266,000	266,061
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	267,000	258,437
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	124,000	130,226
		$ 1,081,290
Uruguay – 0.3%
Oriental Republic of Uruguay, 4.5%, 8/14/2024	$26,762	$ 27,739
Oriental Republic of Uruguay, 4.375%, 10/27/2027	47,300	48,695
Oriental Republic of Uruguay, 4.375%, 1/23/2031	338,000	344,591
		$ 421,025
Total Foreign Bonds		$ 17,283,169
Total Bonds		$ 152,017,210
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 2.49% (v)	1,096,162	$ 1,096,162

Other Assets, Less Liabilities – (0.2)%		(337,848)
Net Assets – 100.0%		$ 152,775,524
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,096,162 and $152,017,210, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,397,307, representing 4.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
JPY	Japanese Yen
Derivative Contracts at 2/28/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	4,130,749	JPY	446,048,614	JPMorgan Chase Bank N.A.	4/12/2019	$116,585
USD	2,664,077	JPY	293,900,000	JPMorgan Chase Bank N.A.	4/04/2019	20,823
						$137,408
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	45	$6,501,094	June - 2019	$ 64,522
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	27	$3,294,000	June - 2019	$(17,482)
U.S. Treasury Note 2 yr	Long	USD	81	17,187,821	June - 2019	(18,004)
U.S. Treasury Note 5 yr	Long	USD	12	1,374,750	June - 2019	(3,699)
						$(39,185)
At February 28, 2019, the fund had liquid securities with an aggregate value of $91,578 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$44,153,319	$—	$44,153,319
Non-U.S. Sovereign Debt	—	12,999,144	—	12,999,144
Municipal Bonds	—	2,996,000	—	2,996,000
U.S. Corporate Bonds	—	11,741,047	—	11,741,047
Residential Mortgage-Backed Securities	—	71,563,463	—	71,563,463
Commercial Mortgage-Backed Securities	—	1,136,456	—	1,136,456
Asset-Backed Securities (including CDOs)	—	2,960,224	—	2,960,224
Foreign Bonds	—	4,467,557	—	4,467,557
Mutual Funds	1,096,162	—	—	1,096,162
Total	$1,096,162	$152,017,210	$—	$153,113,372
Other Financial Instruments
Futures Contracts - Assets	$64,522	$—	$—	$64,522
Futures Contracts - Liabilities	(39,185)	—	—	(39,185)
Forward Foreign Currency Exchange Contracts - Assets	—	137,408	—	137,408
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,662	11,178,259	(10,083,759)	1,096,162
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$52	$61	$—	$5,602	$1,096,162

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 16, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2019

*	Print name and title of each signing officer under his or her signature.